Summary of Pro Forma Financial Information (Details) - Vidello [Member] - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Business Combination [Line Items]
Revenue	$ 6,871,768	$ 5,954,361
Cost of revenue	1,350,969	1,148,263
Operating expenses	15,166,475	10,409,984
Total other expenses (income), net	1,982,364	1,465,202
Loss before income taxes attributable to common stockholders	$ (11,628,040)	$ (7,069,088)